ASSETS HELD FOR SALE (Table)	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE
Schedule of assets held for sale

	2018	2017
As at 31 December	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	24,284	61,064
Total assets held for sale	24,284	61,064

Restoration provision associated with assets held for sale	1,125	1,064
Total liabilities related to assets held for sale	1,125	1,064